Prepaid Expenses (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expenses [Abstract]
Schedule of prepaid expenses	Prepaid expenses consisted of the following:
	June 30, 2023	December 31, 2022
Prepaid material purchases	$4,847,080	$2,454,298
Prepaid insurance	919,870	2,392,978
Other prepayments	354,088	199,323
Total prepaid expenses	$6,121,038	$5,046,599
Prepaid expenses consist of the following:
	December 31, 2022	December 31, 2021
Prepaid material purchases	$2,454,298	$96,095
Prepaid insurance	2,392,978	67,219
Other prepayments	199,323	110,326
Total prepaid expenses	$5,046,599	$273,640